BORROWINGS	12 Months Ended
Dec. 31, 2019
BORROWINGS
BORROWINGS

10.    BORROWINGS

	As of December 31,
	2018	2019
	(HK$ in thousands)
Borrowings from:
Banks (1)	1,176,251	1,467,586
Third party (2)	400,000	—
Total	1,576,251	1,467,586

The Group loaned borrowings mainly to support its margin financing business in Hong Kong securities market. Those borrowings bear weighted average interest rates of 4.46% and 4.29% as of December 31, 2018 and 2019, respectively.

(1)

The Group has unused borrowing facilities of HK$4,190,779 thousand and HK$3,326,555 thousand from banks as of December 31,  2018 and 2019, respectively. These facilities are uncommitted and could be withdrawn upon the request of the Group. As of December 31, 2018 and 2019, the Group had an outstanding borrowing balance of HK$1,176,251 thousand and HK$1,467,586 thousand, respectively. These unused facilities were pledged by margin clients’ shares as the primary source of credit risk mitigation of the lenders, and bear floating interest rates based on various benchmarks including Hong Kong Prime Rate, Hong Kong Interbank Offered Rate (“HIBOR”), CHN HIBOR, etc.

(2)	The Group has an unused facility of HK$1,100,000 thousand and nil from a third party as of December 31, 2018 and 2019, respectively.